Document and Entity Information (USD $)	12 Months Ended
	May 31, 2011	Nov. 30, 2010
Document And Entity Information [Abstract]
Document type	10-K
Document period end date	May 31, 2011
Amendment flag	false
Entity registrant name	RPM INTERNATIONAL INC/DE/
Entity central index key	0000110621
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--05-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	131,121,282
Entity public float		$ 2,622,432,932
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY